Accounts receivable - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Receivables [Line Items]
Extended term of payment for non-interest bearing accounts receivable	180 days
Percentage of customer balance account receivable	18.00%	24.00%
Accounts receivable in aggregate amount	$ 5,000,000.0	$ 6,700,000
Long-term lease receivables	0	0
Net lease receivables (less than)	$ 0	$ 100,000
Minimum
Trade And Other Receivables [Line Items]
Term of payment for non-interest bearing accounts receivable	30 days
Maximum
Trade And Other Receivables [Line Items]
Term of payment for non-interest bearing accounts receivable	60 days